Loans Payable (Details Narrative) - CAD ($)	Sep. 13, 2022	Feb. 28, 2023
Notes and other explanatory information [abstract]
Principal amount	$ 250,000
Maturity date	Feb. 17, 2023
Loan payable		$ 6,877